CONDENSED SCHEDULE OF INVESTMENTS (FUTURES AND FORWARD CURRENCY CONTRACTS) - Millburn Multi Markets Trading L P [Member] - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	3.09%	(1.88%)
Net Unrealized Appreciation (Depreciation)	$ 14,668,997	$ (9,568,078)
Energies [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	(0.02%)	1.39%
Net Unrealized Appreciation (Depreciation)	$ (81,910)	$ 7,066,650
Energies [Member] | Short Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	2.30%	(0.17%)
Net Unrealized Appreciation (Depreciation)	$ 10,972,521	$ (896,980)
Thirty Year U S Treasury Bond [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.00%	0.06%
Net Unrealized Appreciation (Depreciation)	$ 15,313	$ 291,406
Other Interest Rate Contracts [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	1.48%	(1.31%)
Net Unrealized Appreciation (Depreciation)	$ 6,999,457	$ (6,661,826)
Interest Rates [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	1.48%	(1.24%)
Net Unrealized Appreciation (Depreciation)	$ 7,014,770	$ (6,327,076)
Interest Rates [Member] | Short Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	(0.97%)	0.15%
Net Unrealized Appreciation (Depreciation)	$ (4,612,428)	$ 764,885
Metals [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	(0.48%)	1.66%
Net Unrealized Appreciation (Depreciation)	$ (2,299,124)	$ 8,491,751
Metals [Member] | Short Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.43%	(1.73%)
Net Unrealized Appreciation (Depreciation)	$ 2,019,609	$ (8,777,976)
Softs [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.00%	0.07%
Net Unrealized Appreciation (Depreciation)	$ 1,987	$ 350,420
Softs [Member] | Short Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.07%	0.08%
Net Unrealized Appreciation (Depreciation)	$ 325,370	$ 404,426
Stock Indices [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	(0.07%)	0.32%
Net Unrealized Appreciation (Depreciation)	$ (314,716)	$ 1,647,379
Stock Indices [Member] | Short Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	(0.11%)	(0.12%)
Net Unrealized Appreciation (Depreciation)	$ (541,383)	$ (594,723)
Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	2.81%	0.42%
Net Unrealized Appreciation (Depreciation)	$ 13,351,055	$ 2,145,457
Futures Contracts [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.89%	2.20%
Net Unrealized Appreciation (Depreciation)	$ 4,233,407	$ 11,208,734
Futures Contracts [Member] | Short Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	1.92%	(1.78%)
Net Unrealized Appreciation (Depreciation)	$ 9,117,648	$ (9,063,277)
Grains [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	(0.02%)	0.00%
Net Unrealized Appreciation (Depreciation)	$ (87,600)	$ (20,390)
Grains [Member] | Short Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.20%	0.02%
Net Unrealized Appreciation (Depreciation)	$ 952,339	$ 104,011
Livestock [Member] | Short Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.00%	(0.01%)
Net Unrealized Appreciation (Depreciation)	$ 1,620	$ (66,920)
Forward Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.28%	(2.30%)
Net Unrealized Appreciation (Depreciation)	$ 1,317,942	$ (11,713,535)
Forward Contracts [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.58%	0.32%
Net Unrealized Appreciation (Depreciation)	$ 2,734,043	$ 1,616,927
Forward Contracts [Member] | Short Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	(0.30%)	(2.62%)
Net Unrealized Appreciation (Depreciation)	$ (1,416,101)	$ (13,330,462)
Ten Year U S Treasury Note [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital		0.01%
Net Unrealized Appreciation (Depreciation)		$ 43,344